Related Party Balances and Transactions - Summary of Amounts Due to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 134	$ 19	¥ 1,000
PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	10		¥ 1,000
Gouya Shanghai Gouya Technology Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 124